Summary of Significant Accounting Policies - Summary of Temporary Equity Reconciliation of Cash Flows to Outstanding Value (Detail) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Feb. 09, 2021	Dec. 31, 2020
Class A Ordinary Shares subject to possible redemption	$ 54,105,000				$ 54,105,000
ALTIMAR ACQUISITION CORP. II [Member]
Gross proceeds	345,000,000
Plus / (less) adjustments to carrying value:Proceeds allocated to the Public Warrants	(12,933,516)
Plus / (less) adjustments to carrying value:Class A Ordinary Shares issuance costs	(18,735,887)
Plus:Accretion of carrying value to redemption value	31,669,403
Class A Ordinary Shares subject to possible redemption	$ 345,000,000	$ 345,000,000	$ 345,000,000	$ 345,000,000